Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Nature of business
Nature of business

Sunrise Global, Inc (“we”, “our” or “Sunrise”) was incorporated in the state of Nevada on September 27, 2006. Sunrise was formed to sell recycled industrial waste material to customers in China. The main operations and services of Sunrise are hoped to include the acquisition of recyclable materials such as scrap metals, plastic, cardboard, and paper sourced from suppliers and the resale of such material to customers in China.  The Company complies with Statement of Financial Accounting Standard ASC 915-15 for its characterization of the Company as development stage.

Use of Estimates
Use of Estimates

In preparing financial statements, management makes estimates and assumptions that affect the reported amounts of assets and liabilities in the balance sheet and revenue and expenses in the statements of operations. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of the statement of cash flows, Sunrise considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of April 30, 2013 and 2012, cash only consisted of monies held in checking accounts and CD accounts.

Revenue Recognition
Revenue Recognition

Revenue is recognized when goods are shipped to the customer. Sunrise considers revenue realized or realizable and earned when persuasive evidence of an arrangement exists, services have been provided, and collectability is reasonably assured. Goods are sold “as is” and are not returnable.

Income taxes
Income taxes

Sunrise recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. Sunrise provides a valuation allowance for deferred tax assets for which it does not consider realization to be more likely than not.

Sunrise's currency exposure is insignificant and immaterial and we do not use derivative instruments to reduce its potential exposure to foreign currency risk.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Financial instruments, including cash, receivables, accounts payable, and notes payable are carried at amounts which reasonably approximate their fair value due to the short-term nature of these amounts or due to variable rates of interest which are consistent with market rates.  No adjustments have been made in the current period.

Stock Based Compensation
Stock Based Compensation

Sunrise accounts for stock-based employee compensation arrangements using the fair value method in accordance with the provisions of ASC 718, Share-Based Payments and Staff Accounting Bulletin No. 107, Share-Based Payments.  The company accounts for the stock options issued to non-employees in accordance with the provisions of  ASC 718, Accounting for Stock-Based Compensation, and Emerging Issues Task Force No. 96-18, Accounting for Equity Instruments with Variable Terms That Are Issued for Consideration other Than Employee Services under ASC 718 and ASC 550.

The Company did not grant any stock options during the period from inception (September 27, 2006) through April 30, 2013.

Net Loss Per Share Data
Net Loss Per Share Data

Basic and diluted net loss per common share are presented in conformity with the ASC 260, “Earnings Per Share”. Diluted net loss per share is the same as basic net loss per share as the inclusion of outstanding options and warrants until their exercise would be anti-dilutive.  Basic net income per share is computed by dividing net income available to common shareholders (numerator) by the weighted average number of common shares outstanding during the year (denominator).  Diluted net income per share is computed using the weighted average number of common shares and dilutive potential common shares outstanding during the year. For the years ended at April 30, 2013 and 2012, Sunrise had no dilutive potential common shares.

Recently issued accounting pronouncements
Recently issued accounting pronouncements

Sunrise does not expect the adoption of recently issued accounting pronouncements to have a significant impact on Sunrise’s results of operations, financial position or cash flow.